Annual Fund Operating Expenses - Institutional - Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.06%